Unaudited Consolidated Statements of Cash Flows	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Operating activities:
Net income/(loss)	¥ (260,644,187)	$ (38,414,200)	¥ 37,133,644
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation and amortization	261,982	38,611	868,908
Unrealized foreign currency exchange loss, net			5,560
Share-based compensation	21,754,719	3,206,249	3,151,323
Unrealized (gain)/loss on digital assets	232,541,989	34,272,447	(27,566,664)
Deferred tax benefit			(623,857)
Changes in assets and liabilities:
Accounts receivable, net	670,475	98,816	7,742,944
Inventories	(1,114,753)	(164,294)	1,663,861
Prepayments and other current assets	(17,859,357)	(2,632,144)	(56,691,570)
Other non-current assets	(8,493,060)	(1,251,722)	(22,427,267)
Accounts payable	1,848,688	272,463	527,419
Contract liabilities	(2,331,587)	(343,633)	(1,199,019)
Operating lease liabilities	(1,117,872)	(164,754)	(686,591)
Accrued expenses and other current liabilities	30,652,831	4,517,666	7,624,656
Net cash used in operating activities	(3,830,132)	(564,495)	(50,476,653)
Investing activities:
Disposal of property and equipment			111,358
Purchase of digital assets	(1,877,656)	(276,732)	(74,616,808)
Net cash used in investing activities	(1,877,656)	(276,732)	(74,505,450)
Financing activities:
Proceeds from investors			104,092,345
Repayment of short-term bank borrowings	(2,379,200)	(350,651)	(3,060,000)
Repayment of long-term bank borrowings	(330,917)	(48,771)	(232,247)
Repayment of related parties’ loans	(2,746,905)	(404,844)
Issuance of convertible loans, net of issuance costs			13,397,264
Net cash provided/(used) by financing activities	(5,457,022)	(804,266)	114,197,362
Effect of foreign currency exchange rate changes on cash and cash equivalents	(5,047,841)	(651,294)	(1,797,219)
Net decrease in cash and cash equivalents	(16,212,651)	(2,296,787)	(12,581,960)
Cash and cash equivalents at the beginning of the period	21,138,034	3,022,699	60,957,156
Cash and cash equivalents at the end of the period	¥ 4,925,383	$ 725,912	¥ 48,375,196